Trust Pass-Through Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trust pass-through securities [line items]
Trust pass-through securities, extension period description	The trust pass-through securities include provisions for deferring distributions for extension periods up to 10 consecutive semi-annual periods.
USD 190 million [member]
Disclosure of trust pass-through securities [line items]
Subordinated notes issued	$ 225	$ 225
USD 225 million [member]
Disclosure of trust pass-through securities [line items]
Subordinated notes issued	$ 190	$ 190